Property, plant and equipment	12 Months Ended
Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

12. Property, plant and equipment

The plant and equipment in our networks is long-lived with cables and switching equipment operating for over ten years and underground ducts being used for decades. We also develop software for use in IT systems and platforms that support the products and services provided to our customers.

The carrying values of software, property, plant and equipment are disclosed below and in note 11. The useful lives applied to the principal categories of assets are disclosed on pages 115 and 116.

	Land and buildings £m [a]	Network infrastructure £m [a]	Other £m [b]	Assets in course of construction £m	Total £m

Cost
At 31 March 2016	1,278	48,194	1,870	1,108	52,450
Additions[c]	6	40	128	2,672	2,846
Transfers	14	2,393	(1)	(2,402)	4
Disposals and adjustments[d]	(45)	(1,637)	(106)	30	(1,758)
Exchange differences	49	382	47	5	483
At 31 March 2017	1,302	49,372	1,938	1,413	54,025
Additions[c]	12	193	92	2,597	2,894
Transfers	36	2,793	16	(2,845)	–
Disposals and adjustments[d]	(82)	(1,540)	(119)	(48)	(1,789)
Exchange differences	(6)	(35)	(13)	1	(53)
At 31 March 2018	1,262	50,783	1,914	1,118	55,077
Accumulated depreciation
At 31 March 2016	750	34,287	1,513	–	36,550
Charge for the year	64	2,224	104	–	2,392
Disposals and adjustments[d]	(36)	(1,627)	(104)	–	(1,767)
Exchange differences	39	330	41	–	410
At 31 March 2017	817	35,214	1,554	–	37,585
Charge for the year	57	2,213	121	–	2,391
Disposals and adjustments[d]	(96)	(1,613)	(107)	–	(1,816)
Exchange differences	(5)	(24)	(10)	–	(39)
At 31 March 2018	773	35,790	1,558	–	38,121

Carrying amount
At 31 March 2018	489	14,993	356	1,118	16,956
Engineering stores	–	–	–	44	44
Total at 31 March 2018	489	14,993	356	1,162	17,000
At 31 March 2017	485	14,158	384	1,413	16,440
Engineering stores	–	–	–	58	58
Total at 31 March 2017	485	14,158	384	1,471	16,498

[a]

The carrying amount of the group’s property, plant and equipment includes an amount of £53m (2016/17: £73m) in respect of assets held under finance leases, comprising land and buildings of £42m (2016/17: £45m) and network infrastructure of £11m (2016/17: £28m). The depreciation expense on those assets in 2017/18 was £10m (2016/17: £10m), comprising land and buildings of £3m (2016/17: £3m) and network infrastructure of £7m (2016/17: £7m).

[b]	Other mainly comprises motor vehicles, computers and fixtures and fittings.
[c]	Net of grant funding of £74m (2016/17: £28m net grant deferral).
[d]

Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £1.3bn (2016/17: £1.1bn).

At 31 March	2018 £m	2017 £m

The carrying amount of land and buildings, including leasehold improvements, comprised:
Freehold	261	269
Leasehold	228	216
Total land and buildings	489	485

Network infrastructure

Some of our network assets are jointly controlled by EE Limited with Hutchison 3G UK Limited. These relate to shared 3G network and certain elements of network for 4G rural sites. The net book value of the group’s share of assets controlled by its joint operation MBNL is £526m (2016/17: £591m) and is recorded within network infrastructure. Included within this is £132m (2016/17: £179m), being the group’s share of assets owned by its joint operation MBNL.

Within network infrastructure are assets with a net book value of £8.3bn (2016/17: £8.0bn) which have useful economic lives of more than 18 years.

What estimates and critical judgements have we made in accounting for our BDUK contracts?

The group receives government grants in relation to the BDUK programme and other rural superfast broadband contracts. Where we’ve achieved certain service levels, or delivered the network more efficiently than anticipated, we’ve an obligation to either re-invest or repay grant funding. Where this is the case, we assess and defer the income with a corresponding increase in capital expenditure.

Assessing the timing of whether and when we change the estimated take-up assumption is judgemental as it involves considering information which is not always observable. Our consideration on whether and when to change the base case assumption is dependent on our expectation of the long term take-up trend.

Our assessment of how much grant income to defer includes consideration of the difference between the take-up percentage agreed with the local authority and the likelihood of actual take-up. The value of the government grants deferred is disclosed in note 17.

In the current year we had a net grant funding of £74m (2016/17: £28m net grant deferral) mainly related to our activity on the BDUK programme. Our base case assumption for take-up in BDUK areas has been increased to 41% (2016/17: 39%) following our review of the level of customer take-up. Based on the current build, a change in the take-up assumption of 4% would result in approximately a £50m movement in the amount deferred. To date we have a grant funding liability of £536m (2016/17: £446m).